Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: August 10, 2022

Payment Date	8/15/2022
Collection Period Start	7/1/2022
Collection Period End	7/31/2022
Interest Period Start	7/15/2022
Interest Period End	8/14/2022

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$188,610,361.57	$51,886,521.39	$136,723,840.18	0.374586	May-23
Class A-2 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,722,680,361.57	$51,886,521.39	$1,670,793,840.18

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,842,836,905.72	$1,787,278,886.66	0.882255
YSOC Amount	$115,408,850.09	$111,737,352.42
Adjusted Pool Balance	$1,727,428,055.63	$1,675,541,534.24
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$188,610,361.57	1.40500%	ACT/360	$228,192.34
Class A-2 Notes	$663,190,000.00	2.71000%	30/360	$1,497,704.08
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,722,680,361.57			$4,083,914.84

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,842,836,905.72	$1,787,278,886.66
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,727,428,055.63	$1,675,541,534.24
Number of Receivable Outstanding	84,185	83,058
Weight Average Contract Rate	3.61%	3.61%
Weighted Average Remaining Term (months)	58	57

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,458,317.82
Principal Collections	$55,423,311.94
Liquidation Proceeds	$69,247.16
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$60,950,876.92
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$60,950,876.92

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,535,697.42	$1,535,697.42	$—	$—	$59,415,179.50
Interest - Class A-1 Notes	$228,192.34	$228,192.34	$—	$—	$59,186,987.16
Interest - Class A-2 Notes	$1,497,704.08	$1,497,704.08	$—	$—	$57,689,283.08
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$55,937,356.16
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$55,520,336.49
First Allocation of Principal	$—	$—	$—	$—	$55,520,336.49
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$55,463,524.74
Second Allocation of Principal	$9,168,827.33	$9,168,827.33	$—	$—	$46,294,697.41
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$46,232,505.16
Third Allocation of Principal	$18,990,000.00	$18,990,000.00	$—	$—	$27,242,505.16
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$27,172,437.33
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$8,192,437.33
Reserve Account Deposit Amount	$—	$—	$—	$—	$8,192,437.33
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$3,444,743.27
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,444,743.27
Remaining Funds to Certificates	$3,444,743.27	$3,444,743.27	$—	$—	$—
Total	$60,950,876.92	$60,950,876.92	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$115,408,850.09
Increase/(Decrease)	$(3,671,497.67)
Ending YSOC Amount	$111,737,352.42

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,727,428,055.63	$1,675,541,534.24
Note Balance	$1,722,680,361.57	$1,670,793,840.18
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	6	$134,707.12
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	16	$69,247.16
Monthly Net Losses (Liquidation Proceeds)			$65,459.96
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.12%
Current Collection Period			0.04%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$368,091.05
Cumulative Net Loss Ratio			0.02%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.13%	84	$2,282,873.77
60-89 Days Delinquent	0.02%	13	$384,856.16
90-119 Days Delinquent	0.01%	4	$130,286.80
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.16%	101	$2,798,016.73

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$92,407.56
Total Repossessed Inventory		6	$191,691.78

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		17	$515,142.96
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.02%
Current Collection Period			0.03%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.50	0.08%	57	0.07%